PROPERTY, PLANT AND EQUIPMENT - Assets under Capital Lease (Details) - Buildings and equipment $ in Thousands	Dec. 31, 2016 USD ($)
Assets under capital lease
Capital leased assets, gross	$ 53,833
Less accumulated amortization	(6,306)
Capital leased assets, net	$ 47,527